MARKETABLE SECURITIES (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 2 securities:
Marketable securities		$ 20,471	$ 8,678	$ 1,709
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		2,583	1,494
Other foreign government bonds [Member]
Level 2 securities:
Marketable securities		1,946	0
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	$ 15,942	$ 7,184

[1]	Investments in Corporate bonds rated A or higher.